Schedule of investments
Delaware Healthcare Fund	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.99%♦
Biotechnology — 31.59%
ACADIA Pharmaceuticals †	160,000	$ 3,832,000
Alkermes †	300,000	9,390,000
Allogene Therapeutics †	146,779	729,492
Alnylam Pharmaceuticals †	41,000	7,787,540
Amarin ADR †	190,000	226,100
AnaptysBio †	93,732	1,906,509
Arcus Biosciences †	379,100	7,699,521
Atea Pharmaceuticals †	70,000	261,800
Athenex †	3,500	455
BioMarin Pharmaceutical †	124,000	10,748,320
BioNTech ADR †	18,000	1,942,740
Cellectis ADR †	226,875	446,944
Clovis Oncology †	250,200	4,503
Cogent Biosciences †	230,000	2,723,200
Coherus Biosciences †	430,000	1,836,100
Compugen †	852,941	972,353
Day One Biopharmaceuticals †	110,000	1,313,400
Dynavax Technologies †	760,000	9,819,200
Exact Sciences †	91,353	8,578,047
Fortress Biotech †	100,000	55,000
Galmed Pharmaceuticals †	20,400	59,366
Incyte †	80,000	4,980,000
Intellia Therapeutics †	20,000	815,600
Intercept Pharmaceuticals †	27,000	298,620
Karyopharm Therapeutics †	380,000	680,200
Landos Biopharma †	14,718	61,668
MacroGenics †	420,000	2,247,000
Madrigal Pharmaceuticals †	28,500	6,583,500
MEI Pharma †	30,000	197,400
Mersana Therapeutics †	150,000	493,500
Mirati Therapeutics †	60,000	2,167,800
Moderna †	18,000	2,187,000
MorphoSys †	300,000	8,928,604
Mustang Bio †	8,000	49,680
Myriad Genetics †	50,000	1,159,000
Nektar Therapeutics †	256,385	147,473
Neurocrine Biosciences †	85,000	8,015,500
NextCure †	150,000	270,000
ProQR Therapeutics †	620,000	1,004,400
Puma Biotechnology †	61,255	216,230
Regeneron Pharmaceuticals †	75,000	53,890,500
NQ- G4 [0623] 0823 (3054892)    1

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Biotechnology (continued)
REGENXBIO †	149,000	$ 2,978,510
Rigel Pharmaceuticals †	1,600,000	2,064,000
Rocket Pharmaceuticals †	58,000	1,152,460
Roivant Sciences †	338,181	3,408,864
Sangamo Therapeutics †	400,000	520,000
Sarepta Therapeutics †	13,000	1,488,760
Seagen †	80,000	15,396,800
Sio Gene Therapies †	64,171	25,720
Surface Oncology †	350,000	304,360
Syndax Pharmaceuticals †	180,000	3,767,400
Tarsus Pharmaceuticals †	150,000	2,710,500
Theravance Biopharma †	208,783	2,160,904
Ultragenyx Pharmaceutical †	70,000	3,229,100
uniQure †	706,166	8,092,662
United Therapeutics †	80,000	17,660,000
Vertex Pharmaceuticals †	25,000	8,797,750
Viking Therapeutics †	330,100	5,350,921
Voyager Therapeutics †	5,700	65,265
WaVe Life Sciences †	81,955	298,316
Xencor †	129,191	3,225,899
XOMA †	3,466	65,473
Yumanity Therapeutics =, †	750,000	0
		247,489,929
Blue Chip Medical Products — 46.46%
AbbVie	226,559	30,524,294
Amgen	200,000	44,404,000
AstraZeneca	131,243	18,814,245
Biogen †	40,000	11,394,000
Boston Scientific †	380,000	20,554,200
Chugai Pharmaceutical	700,000	19,935,314
Eli Lilly & Co.	130,000	60,967,400
Euroapi †	8,695	99,642
Gilead Sciences	195,000	15,028,650
Johnson & Johnson	100,000	16,552,000
Merck & Co.	295,000	34,040,050
Organon & Co.	29,500	613,895
Pfizer	604,600	22,176,728
Roche Holding	80,000	24,437,605
Sanofi	200,000	21,531,157
Stryker	15,000	4,576,350
UCB	76,000	6,738,044
2    NQ- G4 [0623] 0823 (3054892)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Blue Chip Medical Products (continued)
Zimmer Biomet Holdings	80,000	$ 11,648,000
		364,035,574
Healthcare Services — 9.96%
CVS Health	100,000	6,913,000
Elevance Health	63,000	27,990,270
Quest Diagnostics	30,000	4,216,800
UnitedHealth Group	81,000	38,931,840
		78,051,910
Other — 0.74%
Cia de Minas Buenaventura ADR	66,353	487,695
Fannie Mae †	1,300,000	572,000
Federal Home Loan Mortgage †	1,050,000	455,385
Sohu.com ADR †	390,722	4,305,756
		5,820,836
Small- / Mid-Cap Medical Products — 7.24%
Halozyme Therapeutics †	230,000	8,296,100
Illumina †	100,000	18,749,000
InnoCare Pharma 144A #, †	17,000	15,395
Intra-Cellular Therapies †	170,000	10,764,400
Perrigo	210,000	7,129,500
Viatris	1,170,018	11,676,780
Zimvie †	8,000	89,840
		56,721,015
Total Common Stocks (cost $582,631,669)		752,119,264

Rights — 0.00%
Ambit Bioscience =, †	76,500	0
Total Rights (cost $0)		0

Short-Term Investments — 3.97%
Money Market Mutual Funds — 3.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	7,782,636	7,782,636
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	7,782,635	7,782,635
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	7,782,635	7,782,635
NQ- G4 [0623] 0823 (3054892)    3

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	7,782,636	$ 7,782,636
Total Short-Term Investments (cost $31,130,542)		31,130,542
Total Value of Securities—99.96% (cost $613,762,211)		783,249,806

Receivables and Other Assets Net of Liabilities—0.04%		309,443
Net Assets Applicable to 32,017,173 Shares Outstanding—100.00%		$783,559,249
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $15,395, which represents 0.00% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
4    NQ- G4 [0623] 0823 (3054892)